Net Investments in Properties (Narratives) (Details) (USD $)	3 Months Ended	12 Months Ended				3 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Real Estate [Member]	Sep. 30, 2012 Cpa 14 Assets [Member]	Jun. 30, 2011 Cpa 14 Assets [Member]	Dec. 31, 2011 Petsmart [Member]
Real Estate Investment Property, at Cost
Bargain purchase gain on acquisition	$ 1,600,000	$ 1,617,000	$ 28,709,000	$ 0		$ 1,600,000	$ 17,000,000	$ 11,700,000
Foreign currency translation adjustments		7,905,000	(18,873,000)	(34,540,000)	15,800,000
Foreign currency exchange rate translation		$ 1.3218	$ 1.2950
Change in euro dollar currency exchange rate percent		2.10%